Stockholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive loss:
Net derivative losses	$ (37)	$ (24)
Net unrealized investment gains			44
Net foreign currency exchange translation adjustments	124	168	301
Net post-retirement benefit obligations	(2,457)	(2,061)	(2,020)
Accumulated other comprehensive loss, net of tax	$ (2,370)	$ (1,917)	$ (1,675)